Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	Dec. 09, 2015	May 31, 2015	Mar. 31, 2015
Longboard Fund Class A
Account Value [Line Items]
Accumulated Value	$ 17,493	$ 17,004	$ 14,101	$ 15,692	$ 16,303	$ 12,685	$ 10,833	$ 11,451	$ 10,329	$ 8,812	$ 9,424
Longboard Fund Class I
Account Value [Line Items]
Accumulated Value	19,409	18,814	15,557	17,271	17,892	13,890	11,830	12,441	11,204	9,510		$ 9,660	$ 10,000
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	34,125	30,060	23,450	22,785	22,853	16,287	14,434	13,908	12,159	10,351	10,000
S And P 500 Index 1 [Member]
Account Value [Line Items]
Accumulated Value	33,959	29,914	23,336	22,674	22,742	16,207	14,363	13,840	12,099	10,300		10,126	10,000
Morningstar Moderate Target Risk Index [Member]
Account Value [Line Items]
Accumulated Value	19,301	17,464	15,443	15,684	16,942	13,495	12,723	12,411	11,546	10,359	10,000
ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Accumulated Value	12,130	11,575	10,973	10,636	10,621	10,609	10,417	10,187	10,059	10,014	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Accumulated Value	20,533	20,292	16,894	17,723	21,332	12,962	13,424	14,759	12,221	10,154	$ 10,000
I C E Bof A 3 Month U S Treasury Bill [Member]
Account Value [Line Items]
Accumulated Value	12,131	11,576	10,974	10,637	10,622	10,610	10,418	10,188	10,060	10,016		10,000	10,000
Morningstar Moderate Target Risk Index 1 [Member]
Account Value [Line Items]
Accumulated Value	18,732	16,949	14,987	15,222	16,443	13,097	12,348	12,045	11,205	10,053		10,128	10,000
Russell 2000 Index 1 [Member]
Account Value [Line Items]
Accumulated Value	$ 18,935	$ 18,713	$ 15,580	$ 16,344	$ 19,672	$ 11,954	$ 12,380	$ 13,611	$ 11,270	$ 9,364		$ 9,959	$ 10,000